Inventories, Net (Details) - Schedule of Movement of Inventory Valuation Allowance - USD ($)			12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Schedule of Movement of Inventory Valuation Allowance [Abstract]
Balance at the beginning of the year	$ 83,889	$ 100,785	$ 100,785	$ 149,837
Addition	2,203	19,982	19,982	21,282
Write-offs	(7,156)	(34,732)	(34,732)	(38,301)
Foreign currency translation adjustment	(894)	(2,146)	(2,146)	(32,033)
Balance at the end of the year	$ 78,042	$ 83,889	$ 83,889	$ 100,785